Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ASSET MANAGEMENT FUND
Entity Central Index Key	0000705318
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000189198
Shareholder Report [Line Items]
Fund Name	AAMA Equity Fund
Trading Symbol	AMFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AAMA Equity Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502
Additional Information Phone Number	(800) 701-9502
Additional Information Website	https://www.aamafunds.com/prospectuses-and-reports.html
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Equity Fund	$130	1.16%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The AAMA Equity Fund returned 23.81% for the twelve months ended June 30, 2026. This may be compared to the S&P 500® Index return of 22.32% and the S&P 500® Equal Weight Index return of 19.20%. The S&P MidCap 400® and SmallCap 600® indices returned 25.87% and 37.49%, respectively.

The difference between the capitalization-weighted and equal-weighted indices has narrowed from January to June 2026, although large cap technology issues, led by semi-conductor companies continue to dominate recent market returns.

Relative to the Equal-Weighted S&P 500®, The AAMA Equity Fund equity holdings experienced a 8.6% active return contribution over the last twelve months and 23.3% over the last three years. Sector allocations have impacted the active return modestly (1.70% for 1 year and 3.22% over three years). Stock selection boosted active returns by 6.89% for 1 year and 20.13% over three years. The Fund has been over-weight technology and communications companies and under-weight financial companies. The AAMA Equity Fund continues to maintain a portfolio of high-quality large cap companies. One key measure of quality is the Debt to EBITDA ratio. The Fund’s equity holdings average 2.29 times leverage, which is significantly less than the 4.00 leverage for a universe of 1100 large companies.

We appreciate your investment in our Funds and encourage you to continue to work with your Financial Advisor in allocating your portfolio to achieve your long-term investment goals and objectives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	AAMA Equity Fund	S&P 500® Equal Weight Index	S&P 500® Index
Jun-2017	$10,000	$10,000	$10,000
Jun-2018	$11,285	$11,198	$11,437
Jun-2019	$12,058	$12,114	$12,629
Jun-2020	$12,469	$11,721	$13,577
Jun-2021	$16,664	$17,664	$19,115
Jun-2022	$15,232	$16,007	$17,086
Jun-2023	$17,277	$18,210	$20,434
Jun-2024	$20,109	$20,357	$25,452
Jun-2025	$22,655	$22,949	$29,311
Jun-2026	$28,048	$27,355	$35,855

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (June 30, 2017)
AAMA Equity Fund	23.81%	10.98%	12.14%
S&P 500® Equal Weight Index	19.20%	9.14%	11.83%
S&P 500® Index	22.32%	13.41%	15.24%

Performance Inception Date	Jun. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 401,223,580
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 3,911,176
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$401,223,580 Number of Portfolio Holdings39 Advisory Fee $3,911,176 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	65.9%
Exchange-Traded Funds	23.1%
Money Market Funds	1.1%
U.S. Treasury Obligations	9.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.1%
Utilities	2.8%
Materials	3.9%
Consumer Discretionary	4.1%
Health Care	4.4%
Energy	5.1%
Consumer Staples	6.1%
Financials	6.6%
Communications	6.9%
U.S. Treasury Obligations	9.9%
Industrials	11.4%
Technology	14.8%
Exchange-Traded Funds	23.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	12.5%
iShares Core S&P 500 ETF	10.6%
U.S. Treasury Bills, 3.658%, due 07/23/26	6.2%
Freeport-McMoRan, Inc.	3.9%
Cisco Systems, Inc.	3.9%
U.S. Treasury Bills, 3.756%, due 09/24/26	3.7%
WW Grainger, Inc.	3.4%
Alphabet, Inc. - Class A	3.4%
Exxon Mobil Corporation	3.1%
Johnson & Johnson	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000189199
Shareholder Report [Line Items]
Fund Name	AAMA Income Fund
Trading Symbol	AMFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AAMA Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502
Additional Information Phone Number	(800) 701-9502
Additional Information Website	https://www.aamafunds.com/prospectuses-and-reports.html
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Income Fund	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	AAMA Income Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2017	$10,000	$10,000	$10,000
Jun-2018	$9,966	$9,980	$9,960
Jun-2019	$10,262	$10,513	$10,744
Jun-2020	$10,587	$11,084	$11,683
Jun-2021	$10,502	$11,128	$11,644
Jun-2022	$9,917	$10,549	$10,446
Jun-2023	$9,888	$10,570	$10,348
Jun-2024	$10,258	$11,062	$10,620
Jun-2025	$10,709	$11,772	$11,265
Jun-2026	$10,949	$12,125	$11,692

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (June 30, 2017)
AAMA Income Fund	2.24%	0.84%	1.01%
Bloomberg U.S. 1-5 Year Government/Credit Index	3.00%	1.73%	2.16%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.75%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 701-9502.

Performance Inception Date	Jun. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 117,759,269
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 745,585
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$117,759,269 Number of Portfolio Holdings20 Advisory Fee (net of waivers)$745,585 Portfolio Turnover18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	2.7%
Municipal Bonds	1.1%
U.S. Government Agencies	8.9%
U.S. Treasury Obligations	87.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Municipal Bonds	1.1%
Money Market Funds	2.7%
U.S. Government Agencies	8.9%
U.S. Treasury Obligations	87.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 4.625%, due 11/15/26	12.8%
U.S. Treasury Notes, 3.500%, due 11/30/30	8.3%
U.S. Treasury Notes, 0.500%, due 04/30/27	8.2%
U.S. Treasury Notes, 1.125%, due 02/29/28	8.1%
Federal National Mortgage Association, 0.750%, due 10/08/27	4.9%
U.S. Treasury Notes, 4.125%, due 10/31/27	4.2%
U.S. Treasury Notes, 4.125%, due 03/31/29	4.2%
U.S. Treasury Notes, 4.125%, due 11/30/29	4.2%
U.S. Treasury Notes, 4.000%, due 05/31/28	4.2%
U.S. Treasury Notes, 4.000%, due 07/31/29	4.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000041028
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	Class AMF
Trading Symbol	IICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Equity Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amffunds.com/html/materials.html. You can also request this information by contacting us at 1-800-247-9780
Additional Information Phone Number	1-800-247-9780
Additional Information Website	https://www.amffunds.com/html/materials.html
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AMF	$180	1.65%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the twelve months ended June 30, 2026, the Large Cap Equity Fund Class AMF Shares returned 18.08% while the S&P 500® Index (Total Return) generated 22.32%. The Morningstar Large Blend category average returned 20.23%. According to Morningstar, this places the Fund in the top 68% of all Large Cap Blend stock funds for the past year. For the three-and-five year periods ended June 30, 2026, the Fund ranked in the 78th percentile and the 51st percentile, respectively, of the Morningstar Large Blend Category.

For the twelve months ended June 30, 2026, high yield, value and low volatility stocks underperformed the benchmark while momentum and growth outperformed. Since the Fund is oriented to value and higher than average dividend yield, this primarily caused the underperformance vs the benchmark.

The Fund’s investment adviser, System Two Advisors, continues to prefer companies with low share prices relative to cash flow and sales, and higher than average dividend yields. These are factors that we believe provide more stability and less volatility when markets underperform. In fact, the Fund continues to generate lower return volatility than the S&P 500® Index as well as the average fund in the Morningstar Large Blend category. The Fund’s investment adviser, System Two Advisors, relies on a blend of fundamental and quantitative analysis. We believe that the investment process of System Two Advisors provides an attractive risk-adjusted approach for our shareholders.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Large Cap Equity Fund - Class AMF	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,820	$11,790
Jun-2018	$13,120	$13,484
Jun-2019	$14,128	$14,889
Jun-2020	$14,751	$16,006
Jun-2021	$20,004	$22,536
Jun-2022	$18,992	$20,144
Jun-2023	$22,820	$24,091
Jun-2024	$27,373	$30,006
Jun-2025	$30,004	$34,556
Jun-2026	$35,428	$42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Large Cap Equity Fund - Class AMF	18.08%	12.11%	13.48%
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 53,202,091
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 287,309
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$53,202,091 Number of Portfolio Holdings57 Advisory Fee (net of waivers)$287,309 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.6%
Materials	1.8%
Utilities	1.9%
Real Estate	2.3%
Energy	2.5%
Consumer Staples	6.7%
Communication Services	7.5%
Industrials	8.8%
Consumer Discretionary	9.2%
Health Care	9.4%
Financials	15.9%
Information Technology	29.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	5.4%
Progressive Corporation (The)	4.4%
CSX Corporation	4.3%
Alphabet, Inc. - Class A	4.1%
Apple, Inc.	3.9%
Arista Networks, Inc.	3.8%
Cummins, Inc.	3.8%
Broadcom, Inc.	3.7%
NVIDIA Corporation	3.6%
Mastercard, Inc. - Class A	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000072278
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	Class H
Trading Symbol	IICHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Equity Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amffunds.com/html/materials.html. You can also request this information by contacting us at 1-800-247-9780
Additional Information Phone Number	1-800-247-9780
Additional Information Website	https://www.amffunds.com/html/materials.html
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class H	$168	1.54%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the twelve months ended June 30, 2026, the Large Cap Equity Fund Class H Shares returned 18.20% while the S&P 500® Index (Total Return) generated 22.32%. The Morningstar Large Blend category average returned 20.23%. According to Morningstar, this places the Fund in the top 68% of all Large Cap Blend stock funds for the past year. For the three-and-five year periods ended June 30, 2026, the Fund ranked in the 78th percentile and the 51st percentile, respectively, of the Morningstar Large Blend Category.

For the twelve months ended June 30, 2026, high yield, value and low volatility stocks underperformed the benchmark while momentum and growth outperformed. Since the Fund is oriented to value and higher than average dividend yield, this primarily caused the underperformance vs the benchmark.

The Fund’s investment adviser, System Two Advisors, continues to prefer companies with low share prices relative to cash flow and sales, and higher than average dividend yields. These are factors that we believe provide more stability and less volatility when markets underperform. In fact, the Fund continues to generate lower return volatility than the S&P 500® Index as well as the average fund in the Morningstar Large Blend category. The Fund’s investment adviser, System Two Advisors, relies on a blend of fundamental and quantitative analysis. We believe that the investment process of System Two Advisors provides an attractive risk-adjusted approach for our shareholders.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Large Cap Equity Fund - Class H	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,843	$11,790
Jun-2018	$13,169	$13,484
Jun-2019	$14,213	$14,889
Jun-2020	$14,862	$16,006
Jun-2021	$20,191	$22,536
Jun-2022	$19,211	$20,144
Jun-2023	$23,145	$24,091
Jun-2024	$27,829	$30,006
Jun-2025	$30,523	$34,556
Jun-2026	$36,079	$42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Large Cap Equity Fund - Class H	18.20%	12.31%	13.69%
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 53,202,091
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 287,309
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$53,202,091 Number of Portfolio Holdings57 Advisory Fee (net of waivers)$287,309 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.6%
Materials	1.8%
Utilities	1.9%
Real Estate	2.3%
Energy	2.5%
Consumer Staples	6.7%
Communication Services	7.5%
Industrials	8.8%
Consumer Discretionary	9.2%
Health Care	9.4%
Financials	15.9%
Information Technology	29.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	5.4%
Progressive Corporation (The)	4.4%
CSX Corporation	4.3%
Alphabet, Inc. - Class A	4.1%
Apple, Inc.	3.9%
Arista Networks, Inc.	3.8%
Cummins, Inc.	3.8%
Broadcom, Inc.	3.7%
NVIDIA Corporation	3.6%
Mastercard, Inc. - Class A	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.